SHAREHOLDERS' EQUITY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 05, 2018 shares	Feb. 01, 2018 shares	Nov. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Sep. 20, 2017 shares
SHAREHOLDERS' EQUITY
Number of options, Exercised (in shares)							12,903,413
Payments for repurchase of shares				$ 32,391	¥ 211,352
Common Stock
SHAREHOLDERS' EQUITY
Shares issued and transferred to depositary bank (in shares)							18,000,000
Number of options, Exercised (in shares)				2,869,291	2,869,291	2,056,804	12,903,413
Shares issued from depositary bank upon the exercise of share options and vesting of Restricted Shares (in shares)				2,869,291	2,869,291	2,056,804	12,903,413
ADS
SHAREHOLDERS' EQUITY
Number of shares repurchased				6,395,050	6,395,050
Average price | $ / shares				$ 4.69
ADS | 2019 Share Repurchase Program
SHAREHOLDERS' EQUITY
Aggregate authorized amount to be repurchased | $			$ 100,000
Period of share repurchase program			18 months
Class A ordinary shares
SHAREHOLDERS' EQUITY
Conversion ratio								1
Shares issued and transferred to depositary bank (in shares)	2,000,000	16,000,000		18,000,000	18,000,000
Number of options, Exercised (in shares)				2,869,291	2,869,291	2,056,804
Shares issued from depositary bank upon the exercise of share options and vesting of Restricted Shares (in shares)				17,829,508	17,829,508	14,960,217
Number of shares options granted				170,492	170,492	3,039,783	5,096,587
Ordinary shares, outstanding shares				250,648,452	250,648,452	250,648,452
Voting rights				one	one
Class A ordinary shares | 2019 Share Repurchase Program
SHAREHOLDERS' EQUITY
Number of shares repurchased				6,395,050	6,395,050
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, outstanding shares				94,075,249	94,075,249	94,075,249
Voting rights				fifteen	fifteen
Class C ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, outstanding shares				47,790,698	47,790,698	47,790,698
Voting rights				thirty	thirty